    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 7, 1996


                                                 SECURITIES ACT FILE NO. 2-57073
                                        INVESTMENT COMPANY ACT FILE NO. 811-2667
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 24                      [x]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [x]

                                AMENDMENT NO. 23                             [x]

                            ------------------------

                       SALOMON BROTHERS CAPITAL FUND INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            ------------------------

                 7 WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 725-6666

                            ------------------------

                            LAWRENCE H. KAPLAN, ESQ.
                     SALOMON BROTHERS ASSET MANAGEMENT INC
                 7 WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             GARY S. SCHPERO, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

     It is proposed that this filing will become effective:


          [ ] immediately upon filing pursuant to Rule 485(b)
          [ ] 60 days after filing pursuant to Rule 485(a)
          [ ] 75 days after filing pursuant to Rule 485(a)
          [x] on October 31, 1996 pursuant to Rule 485(b)


                            ------------------------

     THE REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933, AS AMENDED, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. THE REGISTRANT FILED ITS RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995 ON FEBRUARY 28, 1996.

________________________________________________________________________________

                                EXPLANATORY NOTE



     The purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 23, as filed with the Securities and Exchange Commission under Rule 485(a) of the Securities Act of 1933 on August 9, 1996, until October 31, 1996. The Prospectus and Statement of Additional Information for the Registrant are incorporated by reference to Post-Effective Amendment No. 23.

                       SALOMON BROTHERS CAPITAL FUND INC
                      REGISTRATION STATEMENT ON FORM N-1A
                       CROSS REFERENCE SHEET PURSUANT TO
                  RULE 495(a) UNDER THE SECURITIES ACT OF 1933

PART A                                                                           PROSPECTUS CAPTION
-------------------------------------------------------------------  ------------------------------------------

Item  1.  Cover Page...............................................  Cover Page
Item  2.  Synopsis.................................................  Summary
                                                                     The Fund's Expenses
Item  3.  Condensed Financial Information..........................  Financial Highlights
                                                                     Performance Information
Item  4.  General Description of Registrant........................  Summary; Investment Objectives and
                                                                       Policies; Additional Investment
                                                                       Activities and Risk Factors; Investment
                                                                       Limitations
Item  5.  Management of the Fund...................................  Summary; Expense Information; Management;
                                                                       Purchase of Shares; Back Cover
Item  5A. Management's Discussion of Performance...................  Not Applicable
Item  6.  Capital Stock and Other Securities.......................  Multiple Pricing System; Dividends and
                                                                       Distributions; Taxation; Account
                                                                       Services; Capital Stock
Item  7.  Purchase of Securities Being Offering....................  Multiple Pricing System; Determination of
                                                                       Net Asset Value; Purchase of Shares;
                                                                       Dividends and Distributions; Shareholder
                                                                       Services
Item  8.  Redemption or Repurchase.................................  Multiple Pricing System; Redemption of
                                                                       Shares; Determination of Net Asset
                                                                       Value; Shareholder Services
Item  9.  Pending Legal Proceedings................................  Not Applicable


                                                                              STATEMENT OF ADDITIONAL
PART B                                                                          INFORMATION CAPTION
-------------------------------------------------------------------  ------------------------------------------

Item 10.  Cover Page...............................................  Cover Page
Item 11.  Table of Contents........................................  Table of Contents
Item 12.  General Information and History..........................  Not Applicable
Item 13.  Investment Objectives and Policies.......................  Additional Information on Portfolio
                                                                       Instruments and Investment Policies;
                                                                       Investment Limitations
Item 14.  Management of the Registrant.............................  Management
Item 15.  Control Persons and Principal Holders of Securities......  Management; Capital Stock
Item 16.  Investment Advisory and Other Services...................  Management; Custodian and Transfer Agent;
                                                                       Independent Accountants
Item 17.  Brokerage Allocation and Other Practices.................  Portfolio Transactions
Item 18.  Capital Stock and Other Securities.......................  Capital Stock
Item 19.  Purchase, Redemption and Pricing of Securities Being
            Offered................................................  Management; Net Asset Value; Additional
                                                                       Purchase Information; Additional
                                                                       Redemption Information
Item 20.  Tax Status...............................................  Additional Information Concerning Taxes
Item 21.  Underwriters.............................................  Management; Additional Purchase
                                                                       Information
Item 22.  Calculation of Performance Data..........................  Performance Data
Item 23.  Financial Statements.....................................  Financial Statements

                       SALOMON BROTHERS CAPITAL FUND INC
                                    PART C.
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

          Financial Statements included in Part A:

             For Salomon Brothers Cash Management Fund ('Cash Management Fund'), Salomon Brothers New York Municipal Money Market Fund ('New York Municipal Money Market Fund'), Salomon Brothers New York Municipal Bond Fund ('New York Municipal Bond Fund'), Salomon Brothers National Intermediate Municipal Fund ('National Intermediate Municipal Fund'), Salomon Brothers U.S. Government Income Fund ('U.S. Government Income Fund'), Salomon Brothers High Yield Bond Fund ('High Yield Bond Fund'), Salomon Brothers Strategic Bond Fund ('Strategic Bond Fund'), Salomon Brothers Total Return Fund ('Total Return Fund'), Salomon Brothers Asia Growth Fund ('Asia Growth Fund'), Salomon Brothers Investors Fund Inc ('Investors Fund') and Salomon Brothers Capital Fund Inc ('Capital Fund'):

                Selected Per Share Data and Ratios for the specified periods for each Fund are presented under the heading 'Financial Highlights' in the Prospectus

          Financial Statements included in Part B:

             1. For New York Municipal Money Market Fund and U.S. Treasury Securities Money Market Fund:

                   (i)  Portfolio of Investments at December 31, 1995
                  (ii)  Statement of Assets and Liabilities at December 31, 1995
                 (iii)  Statement of Operations for the year ended December 31, 1995
                  (iv)  Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994
                   (v)  Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992 and 1991
                  (vi)  Notes to Financial Statements
                 (vii)  Report of Independent Accountants

             2. For Cash Management Fund, New York Municipal Bond Fund, National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund, Strategic Bond Fund, Total Return Fund and Investors Fund Inc

                   (i)  Portfolio of Investments at December 31, 1995
                  (ii)  Statement of Assets and Liabilities at December 31, 1995
                 (iii)  Statement of Operations for the year ended December 31, 1995
                  (iv)  Statement of  Changes in  Net Assets  for the  years ended  December 31,  1995 and,  with respect  to the  Cash Management Fund,  New York  Municipal Bond Fund  and Investors Fund
                        only, 1994
                   (v)  Statement of Cash Flows for the U.S. Government Income Fund for the period from  February
                        22, 1995 (commencement of operations) through December 31, 1995
                  (vi)  Notes to Financial Statements
                 (vii)  Financial Highlights:


                             For  Class A, B and C  of Cash Management Fund and New
                        York Municipal Bond Fund, for  the year ended December  31,
                        1995

                             For  Class O  of Cash  Management Fund,  for the years
                        ended December 31, 1995, 1994, 1993, 1992 and 1991

                             For Class O of New  York Municipal Bond Fund, for  the
                        years  ended December 31, 1995 and 1994 and the period from
                        February 1,  1993 (commencement  of investment  operations)
                        through December 31, 1993

                                      C-1

                          For Class A, B, C and O of National Intermediate Fund,
                     U.S.  Government  Income  Fund, High  Yield  Bond  Fund and
                     Strategic Bond Fund, for the period from February 22,  1995
                     (commencement  of  investment operations)  through December
                     31, 1995

                          For Class A, B, C and O of Total Return Fund, for  the
                     period from September 11, 1995 (commencement of investment operations) through December 31, 1995

                          For Class  A, B,  C of  Investors Fund,  for the  year
                     ended December 31, 1995

                          For  Class O  of Investors  Fund, for  the years ended
                     December 31, 1995, 1994, 1993, 1992 and 1991


           (viii)    Report of Independent Accountants

          3. For Capital Fund:

                   (i)  Statement of Net Assets at December 31, 1995
                  (ii)  Statement of Operations for the year ended December 31, 1995
                 (iii)  Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994
                  (vi)  Notes to Financial Statements
                 (vii)  Financial Highlights for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990,
                        1989, 1988, 1987 and 1986
                (viii)  Report of Independent Accountants

     (b) Exhibits:


           Description
       1(a) -- Registrant's  Articles  of  Incorporation  are  incorporated  by  reference  to  Exhibit  1  of  the
               Registration Statement on Form S-5.
       1(b) -- Registrant's Articles of Incorporation, as amended, are incorporated by reference to Exhibit 1(1) of
               Amendment No. 1 to the Registration Statement on Form S-5.
       1(c) -- Registrant's  Articles  of  Incorporation,  as  amended,  are  incorporated  by  reference  to  its
               Registration Statement on Form N-1A, filed for the quarter ended September 30, 1978.
       1(d) -- Registrant's Articles of Incorporation, as amended, are incorporated by reference to Exhibit 1(d) of
               Post-Effective No. 7 to the Registration Statement on Form N-1.
       1(e) -- Registrant's Articles of Incorporation, as amended on April 24, 1989, are incorporated by  reference to Exhibit 1(e) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A.
       1(f) -- Registrant's Articles of Incorporation, as amended on April 20, 1990, are incorporated by reference to Exhibit 1(f) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A.
       1(g) -- Form of  Articles of  Amendment and  Restatement is  incorporated by  reference to  Exhibit 1(g)  to
               Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.
       2    -- Registrant's By-Laws,  as amended,  are incorporated  by reference  to Exhibit  2 of Post-Effective
               Amendment No. 8 to the Registration Statement on Form N-1A.
       3    -- Not applicable.
       4(a) -- Specimen Certificate of Capital Stock is  incorporated by reference to Exhibit 1(4)(a) of  Amendment
               No. 1 to the Registration Statement on Form S-5.
       4(b) -- Forms of Specimen Stock Certificates for Class A, Class  B, Class C and Class O of Registrant to be
               filed by amendment.
       5    -- Management  Contract  between Registrant  and  Salomon Brothers  Asset  Management Inc  ('SBAM')  is
               incorporated  by reference to Exhibit 5(b) to Amendment  No. 14 to the Registration Statement on Form
               N-1A.
       6(a) -- Distribution Agreement between Registrant and Salomon  Brothers Inc is incorporated by reference  to
               Exhibit 6(a) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A.
       6(b) -- Form of Distribution Agreement between Registrant  and Salomon Brothers Inc ('Salomon Brothers') is
               incorporated by reference  to Exhibit 6(b)  of Post-Effective  Amendment No. 23  to the  Registration
               Statement on Form N-1A.
       7    -- Not applicable.

       8(a) -- Custodian Agreement between Registrant and Boston Safe Deposit and Trust Company is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A.
       8(b) -- Custodian  Agreement between  Registrant  and Investors  Bank &  Trust  Company is  incorporated  by reference  to Exhibit 8(b) of  Post-Effective Amendment No. 23 to  the Registration Statement on Form
               N-1A.
       9(a) -- Transfer Agency Agreement between Registrant and Boston Safe Deposit and Trust Company dated May  3,
               1985 is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 10 to the Registration
               Statement on Form N-1A.
       9(b) -- Subadministration Agreement  between SBAM  and Investors  Bank &  Trust Company  is incorporated by reference to Exhibit 9(b) to  Post-Effective Amendment No. 23 to  the Registration Statement on  Form
               N-1A.
      10    -- Opinion of Counsel as to the Legality of Securities Being Registered is incorporated by reference to
               Exhibit 10 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.
      11    -- Consent of Price Waterhouse LLP, Independent Accountants is filed herein.
      12    -- Not applicable.
      13(a) -- Share  Purchase  Agreement  between  Registrant  and  Lehman  Brothers  Kuhn  Loeb  Incorporated is
               incorporated by reference to Exhibit  1(3) of Amendment No. 3  to the Registration Statement on  Form
               N-1.
      13(b) -- Form of Share Purchase Agreement between Registrant and SBAM is incorporated by reference to Exhibit
               13(b) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A.
      14(a) -- Prototype Profit Sharing and  Money Purchase Pension Plan are  incorporated by reference to Exhibit
               14(a) of Amendment No. 5 to the Registration Statement on Form N-1.
      14(b) -- Prototype  Individual Retirement  Account Plan  is incorporated  by reference  to Exhibit  14(b)  of
               Amendment No. 5 to the Registration Statement on Form N-1.
      15    -- Form of Services and Distribution Plan is incorporated by reference to Exhibit 15 of Post-Effective
               Amendment No. 23 to the Registration Statement on Form N-1A.
      16    -- Performance  Calculations incorporated  by  reference to  Exhibit  16 of  Amendment  No. 12  to  the
               Registration Statement on Form N-1A.
      17    -- Financial Data Schedule is filed herein.
      18(a) -- Form  of Multiclass  Plan  pursuant to  Rule 18f-3  under  the Investment  Company  Act of  1940 is incorporated by reference to  Exhibit 18(a) to  Post-Effective Amendment No.  23 to the  Registration
               Statement on Form N-1A.
      18(b) -- Form of Application  and Signature Card for  Salomon Brothers Investment  Series is incorporated by reference to Exhibit 18(b) to Post-Effective Amendment  No. 23 to the Registration Statement on  Form
               N-1A.
      18(c) -- Powers of Attorney  for Michael S.  Hyland, Charles F.  Barber, Andrew L.  Breech, Thomas W. Brock,
               Carol L. Colman, William R. Dill, Clifford M.  Kirkland, Jr., Robert W. Lawless, Louis P. Mathis  and
               Thomas  F. Schlafly are incorporated by reference to Exhibit 18(c) to Post-Effective Amendment No. 23
               to the Registration Statement on Form N-1A.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     The Salomon Inc Profit Sharing Plan (the 'Plan') owns greater than 25% of the outstanding shares of the Salomon Brothers Institutional Money Market Fund and the Registrant, and therefore the Plan may be deemed to be a control person of each fund. As a result, these funds may be deemed to be under common control.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                                           NUMBER OF RECORD HOLDERS
                     TITLE OF CLASS                            AT JULY 31, 1996
--------------------------------------------------------   ------------------------

Shares of Salomon Brothers Capital Fund Inc par value
  $1.00 per share.......................................             1,931

ITEM 27. INDEMNIFICATION

     Reference   is  made  to   Article  Seventh  of   Registrant's  Article  of
Incorporation, Article IV of Registrant's By-Laws and Section 4 of the Distribution Agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 'Securities Act') may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjucation of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     SBAM, an indirect wholly owned subsidiary of Salomon Inc, is an investment adviser registered under the Investment Advisers Act of 1940 (the 'Advisers Act') and renders investment advice to a wide variety of individual, institutional and investment advisory clients.

     The list required by this Item 28 of officers and directors of SBAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Salomon Brothers currently acts as distributor for, in addition to the Registrant, Investors Fund, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Series Funds Inc, and Salomon Brothers Institutional Series Funds Inc.

     (b) The information required by this Item 29 with respect to each director, officer or partner of Salomon Brothers is incorporated by reference to Schedule A of FORM BD filed by Salomon Brothers pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-26920).

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  SBAM
     7 World Trade Center
     New York, New York 10048

(2)  Investors Bank and Trust Company
     89 South Street
     Boston, Massachusetts 02111


(3)  First Data Investor Services Group, Inc.
     P.O. Box 5127
     Westborough, Massachusetts 01581-5127
     (records relating to its function as administrator and transfer agent)

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable

     (b) Not applicable

     (c) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of October, 1996.


                                          SALOMON BROTHERS CAPITAL FUND INC
                                            (Registrant)

                                          By        /S/ MICHAEL S. HYLAND
                                              ..................................

                                                     MICHAEL S. HYLAND
                                            CHAIRMAN OF THE BOARD AND PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                      TITLE                              DATE
------------------------------------------  --------------------------------------------   -------------------

          /s/ MICHAEL S. HYLAND             Chairman of the Board, President and             October 4, 1996
 .........................................    Director (principal executive officer)
            MICHAEL S. HYLAND

            /s/ ALAN M. MANDEL              Treasurer                                        October 4, 1996
 .........................................
              ALAN M. MANDEL

                  /s/ *                     Director                                         October 4, 1996
 .........................................
            CHARLES F. BARBER

                  /s/ *                     Director                                         October 4, 1996
 .........................................
             ANDREW L. BREECH

                  /s/ *                     Director                                         October 4, 1996
 .........................................
             THOMAS W. BROCK

                  /s/ *                     Director                                         October 4, 1996
 .........................................
             CAROL L. COLMAN

                  /s/ *                     Director                                         October 4, 1996
 .........................................
             WILLIAM R. DILL

                  /s/ *                     Director                                         October 4, 1996
 .........................................
        CLIFFORD M. KIRTLAND, JR.

                  /s/ *                     Director                                         October 4, 1996
 .........................................
            ROBERT W. LAWLESS

                  /s/ *                     Director                                         October 4, 1996
 .........................................
             LOUIS P. MATTIS

                  /s/ *                     Director                                         October 4, 1996
 .........................................
            THOMAS F. SCHLAFLY

       *By:      /S/ ALAN M. MANDEL                                                          October 4, 1996
 .........................................
              ALAN M. MANDEL
           AS ATTORNEY-IN-FACT